REAL ESTATE SECURITIES (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012		Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011 Restated
Retained bonds, within principal subordination rate, face amount from Securitization Trust 2006	$ 4,000
Retained bonds, within principal subordination rate, carrying value from Securitization Trust 2006	1,300
Non-Agency RMBS Purchased, face amount	456,000
Non-Agency RMBS Purchased, aggregated face amount	433,500
Non-Agency RMBS Purchased, carrying value	289,800
CDO Bonds issued by Third party carrying value	61,200
Carrying Value of Newcastle's Investment (C)	5,998	[1]
CDO Bonds isued by C-BASS carrying value	3,900
Total Outstanding face amount of fixed rate securities	500,000			1,700,000
Total Outstanding face amount of floating rate securities	1,500,000			700,000
Other Than Temporary Impairment Charges in period	19,300		101,400		12,900
Gross OTTI charges recognized in OCI	$ 400		$ 2,400		$ (2,900)

[1]	(C) This amount represents Newcastle's maximum exposure to loss from this entity, which was its fair value at December 31, 2012, related to $18.8 million face amount of CDO V Class I, III and IV-FL notes.